Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	TPIC
Entity Registrant Name	TPI COMPOSITES, INC
Entity Central Index Key	0001455684
Entity Filer Category	Non-accelerated Filer